Reinsurance Balances Recoverable on Paid and Unpaid Losses - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects of Reinsurance [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 2,089,163	$ 2,181,134
(Decrease) in reinsurance balances recoverable on paid and unpaid losses	(92,000)
Allowance for estimated uncollectible reinsurance	$ 137,122	147,639	$ 156,732
Cumulative effect of change in accounting principle
Effects of Reinsurance [Line Items]
Allowance for estimated uncollectible reinsurance		$ (195)	$ 0